Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Pension and postretirement benefit tax adjustments	$ 5.1	$ (8.2)	$ 12.4